Net Income per Share Attributable to Common Stockholders - Computation of Basic and Diluted Net Income Per Share Attributable to Common Stockholders (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net (loss) income	$ 17,598	$ 4,707	$ 32,195	$ 9,044	$ 40,520	$ 13,520
Less: accretion of redeemable convertible preferred stock	(636)	(1,085)	(1,722)	(2,159)	(4,353)	(4,373)
Less: undistributed earnings attributable to participating securities	(6,455)	(2,868)	(17,467)	(5,466)	(28,570)	(7,419)
Net (loss) income attributable to common stockholders-basic and diluted	$ 10,507	$ 754	$ 13,006	$ 1,419	$ 7,597	$ 1,728
Denominator:
Weighted-average shares used to compute net (loss) income per share attributable to common stockholders-basic	20,760	6,363	13,751	6,274	6,429	5,629
Dilutive effect of stock options, unvested restricted stock and restricted stock units, and employee stock purchase plan	3,613	1,700	3,176	1,699
Weighted-average shares used to compute net (loss) income per share attributable to common stockholders-diluted	24,373	8,063	16,927	7,973	8,311	7,447
Net (loss) income per share attributable to common stockholders
Basic	$ 0.51	$ 0.12	$ 0.95	$ 0.23	$ 1.18	$ 0.31
Diluted	$ 0.43	$ 0.09	$ 0.77	$ 0.18	$ 0.91	$ 0.23
Stock options
Denominator:
Dilutive effect of stock options, unvested restricted stock and restricted stock units, and employee stock purchase plan					1,669	1,299
Restricted stock awards
Denominator:
Dilutive effect of stock options, unvested restricted stock and restricted stock units, and employee stock purchase plan					213	519